Financial expense, net (Tables)	9 Months Ended
Sep. 30, 2022
Financial expense, net [Abstract]
Financial income
The following table sets forth financial income and expenses for the nine-month periods ended September 30, 2022 and 2021:

	For the nine-month period ended September 30,
	2022	2021
Financial income	($ in thousands)
Interest income from loans and credits	1,143	1,549
Interest rate gains on derivatives: cash flow hedges	2,224	299
Total	3,367	1,848

Financial expense
	For the nine-month period ended September 30,
	2022	2021
Financial expense	($ in thousands)
Interest on loans and notes	(211,484)	(232,065)
Interest rates losses derivatives: cash flow hedges	(32,821)	(44,935)
Total	(244,305)	(277,000)

Other financial income and expenses
The following table sets out Other financial income and expenses for the nine-month periods ended September 30, 2022, and 2021:

	For the nine-month period ended September 30,
Other financial income / (expenses)	2022	2021
	($ in thousands)
Other financial income	18,790	35,355
Other financial losses	(16,582)	(13,671)
Total	2,208	21,684